Finance Costs (Details) - Schedule of financial costs - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Costs [Abstract]
Bank overdraft and borrowing interest	$ 26,290		$ 37,091
Interest on revolving loan		16,763	228,627
Interest on operating lease liability	132,465	88,818	32,526
Interest on convertible bonds			109,811
Interest on convertible promissory notes (Note 19)	757,625	1,895,371	1,692,217
Total finance costs	$ 916,380	$ 2,000,952	$ 2,100,272